Leases - Summary of changes in lease liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Lease liabilities [member]
Leases [Line Items]
Interest paid	$ 9.3	$ 9.0